Transactions with Affiliates and Owners	12 Months Ended
Dec. 31, 2012
Transactions with Affiliates and Owners
(6)	Transactions with Affiliates and Owners

Amounts due from affiliates, net generally result from cash advances and the payment of affiliated companies’ administrative expenses by the Company on behalf of such affiliates. Balances are generally paid within 30 days.

Management fees, including acquisition fees and sales commissions during 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Fees from affiliated Owner	$5,259	$4,636	$4,837
Fees from unaffiliated Owners	18,906	22,741	22,410

Fees from Owners	24,165	27,377	27,247
Other fees	2,004	1,947	1,890

Total management fees	$26,169	$29,324	$29,137

Due to owners, net represents lease rentals collected on behalf of and payable to Owners, net of direct expenses and management fees receivable. Due to owners, net at December 31, 2012 and 2011 consisted of the following:

	2012	2011
Affiliated Owner	$1,665	$919
Unaffiliated Owners	11,553	14,893

Total due to Owners, net	$13,218	$15,812